APPENDIX I   			United States
Securities and Exchange Commission
Washington DC20549

FORM 24F2
Annual Notice of Securities Sold
Pursuant to Rule 24f2

Read instructions at end of Form before
 preparing Form

1. Name and address of issuer
              Premier VIT
              1345 Avenue of the Americas
              New York New York 10105

2.  The name of each series or class of securities
           for which this Form is filed If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes


3. Investment Company Act File Number 81108512


Securities Act File Number 3378944

4. a.  Last day of fiscal year for
              which this Form is filed  December 31 2008



4. b.  Check box if this Form is being filed late
              ie more than 90 calendar days after the end of the
                issuers fiscal year.  See Instruction A2

Note If the Form is being filed late
 interest must be paid on the registration fee due.

4. c.  Check box if this is the last time the issuer will be filing this Form

5. Calculation of registration fee
I. Aggregate sale price of securities
                  sold during the  fiscal year pursuant to section 24f
                 $173,306,503.


II. Aggregate price of securities redeemed or Repurchased during the fiscal year.$(161,221,429)

III. Aggregate price of Securities redeemed or
             repurchased during any prior fiscal
             year ending no earlier than October 11 1995
             that were not previously used to  reduce
             registration fees payable to the Commission
	$(576,564,642)


IV. Total available redemption credits
                  add Items II and 5 III	$(737,786,071)

V. Net sales if Item 5(IV) is greater than Item 5 I subtract Item 5 IV from Item 5 I.___________

VI. Redemption credits available for use in future years $(564,479,568) If Item 5 I is less than Item 5 IV subtract Item
5 IV from Item 5 I

VII. Multiplier for determining registration fee See	.00003930
Instruction C9.

VIII. Registration fee due multiply Item 5 V by Item	$ 0  __
5 VII enter 0 if no fee is due
6. Prepaid Shares

If the response to Item 5 I was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e2 as in
effect before October 11 1997 then report the amount of securities number of shares or units deducted here_0____ . If there is a number of shares or other units that were registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here_0______.

7.   	Interest due  if this Form is being
                  filed more than 90 days after the end of the issuers fiscal year see instruction D

$_________

8.           Total of the amount of the registration
               fee due plus any interest due line 5 VIII plus line 7 $__0__


9.            Date the registration fee and any interest
                payment was sent to the Commissions lockbox depository

		Method of Delivery

   Wire Transfer

    Mail or other means
SIGNATURES



This report has been signed below
 by the following persons on behalf
 of the issuer and in the capacities and on the dates indicated.

By Signature and Title

Lawrence Altadonna____
Treasurer_________________


Date ____3-04-09

		Please print the name and title of the signing officer below the signature.